 CHASE FUNDS
PREMIER SHARES


CHASE MONEY MARKET FUND

CHASE SHORT-INTERMEDIATE TERM
U.S. GOVERNMENT SECURITIES FUND

CHASE U.S. GOVERNMENT SECURITIES FUND

CHASE INTERMEDIATE TERM BOND FUND

CHASE INCOME FUND

CHASE BALANCED FUND

CHASE EQUITY INCOME FUND

CHASE CORE EQUITY FUND

CHASE EQUITY GROWTH FUND

CHASE SMALL CAPITALIZATION FUND

PROSPECTUS SEPTEMBER 7, 1999


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of shares of this Fund or determined if this prospectus is accurate or complete. It is a crime to state otherwise.

                                                               [LOGO]

                                                      CHASE FUNDS(Service Mark)

                                                                    PSCF2-1-499

CONTENTS


    1           Chase Money Market Fund
     5           Chase Short-Intermediate Term

                   U.S. Government Securities Fund
   11           Chase U.S. Government Securities Fund
    17           Chase Intermediate Term Bond Fund
    23           Chase Income Fund
    29           Chase Balanced Fund
   35           Chase Equity Income Fund
   40           Chase Core Equity Fund
    45           Chase Equity Growth Fund
    50           Chase Small Capitalization Fund
    55           Fund management The Funds Investment Advisor


    57           HOW YOUR ACCOUNT WORKS


   57           Buying Fund shares


    58           Selling Fund shares
    58           Exchanging Fund shares

    58           Other information concerning the Funds

    59           DISTRIBUTIONS AND TAXES


   61           FINANCIAL HIGHLIGHTS


   72           WHAT THE TERMS MEAN


                                                       CHASE MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.


 THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:


o high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations


o    debt securities issued or guaranteed by qualified banks. These are:
     o    U.S. banks with more than  $1billion in total assets and foreign branches of these banks

     o foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.


     o other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing


o securities issued or guaranteed by the U.S. Government, its agencies or authorities

o    asset-backed securities
o    repurchase agreements.

The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

CHASE MONEY MARKET FUND

The Fund seeks to maintain a net asset value of $1.00 per share.




The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.


The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (including its investment objective) without shareholder approval.


 FREQUENCY OF TRADING


How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions. High trading activity generally means higher transaction costs.


 THE MAIN INVESTMENT RISKS


The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S.

standards.





Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Fund holds or securities markets generally.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower quality securities.

An investment in the Fund isn't a deposit of The Chase Manhattan Bank and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Cash Management Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Premier Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.





[bar chart goes here]

Horizontal axis: Year

1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

Vertical axis: Return (%)


  8.91  7.80    6.01  3.51   2.60   3.77   5.57   5.06   5.18   5.21

 BEST QUARTER       2.05% 4th quarter, 1989

 WORST QUARTER      0.62% 2nd quarter, 1993

 AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1998



                        Past 1 year             Past 5 years           Past 10 years


 PREMIER CLASS SHARES     5.20%                   4.60%                  5.34%

CHASE MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment):

None


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                           TOTAL
                                                           ANNUAL
                                                           FUND

                    MANAGEMENT   DISTRIBUTION   OTHER      OPERATING
                    FEE          (12B-1) FEES   EXPENSES   EXPENSES

PREMIER CLASS       0.30%         NONE          0.29%      0.59%
SHARES

[Footnote]


* The table is based on expenses incurred in the most recent fiscal year. The actual Other expenses are currently expected to be 0.20% and Total annual Fund operating expenses are expected not to exceed .50%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time. The table does not reflect charges or credits you might incur if you invest through a financial institution.

 EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


o   you invest $10,000

o you sell all your shares at the end of the period o your investment has a 5% return each year, and

o the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions:


YOUR COST WOULD BE:

NUMBER OF YEARS:           1               3            5              10
COSTS:                     $60             $189         $329           $738

CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND

THE FUNDS OBJECTIVE

The Fund aims to provide as high a level of current income as is consistent with preservation of capital.


 THE FUND'S MAIN INVESTMENT STRATEGY


Under normal market conditions, the Fund will invest at least 70% of its total assets in debt securities issued or guaranteed by the U.S. Government and its agencies or authorities, and in repurchase agreements involving these securities.

The Fund may invest in mortgage-related securities issued or guaranteed by certain agencies of the U.S. Government. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

To reduce volatility, under normal market conditions, the Fund maintains a dollar-weighted average maturity for the overall portfolio of between two and five years. This is because the prices of shorter-term securities tend to be less volatile than the prices of longer-term securities. There is no restriction on the maturity of any individual security in the portfolio. The Fund's adviser adjusts the average maturity of the Fund based on its outlook for the economy.

CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND

When making investment decisions for the Fund, the Fund's adviser considers many factors in addition to current yield, including preservation of capital, maturity and yield to maturity. The Fund's adviser will adjust the Fund's investments in certain securities or types of securities based on its analysis of changing economic conditions and trends. The Fund's adviser may sell one security and buy another security of comparable quality and maturity to take advantage of what it believes to be short-term differences in market values or yields.





The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may enter into "dollar rolls" in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets during unusual market conditions, the Fund may invest any portion of its assets in high quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


 FREQUENCY OF TRADING


The Fund may trade securities actively, which could increase transaction costs, thus lowering performance, and increase your taxable dividends.

THE MAIN INVESTMENT RISKS


All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in Short-Intermediate Term U.S. Government Securities Fund.

The value of fixed income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.


When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.


Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile.

The value of interest-only and principal-only mortgage backed securities is more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

While the principal and payments on certain of the Fund's portfolio securities may be guaranteed, this does not mean that the market value of the security, or the value of Fund shares, is guaranteed.

The Fund's performance will depend on the credit quality of its investments. While U.S. Government securities are generally of high quality, a government security that is not backed by the full faith and credit of the U.S. Treasury may be affected by the creditworthiness of the agency or authority that issued it.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities.

 CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND


Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its part of the agreement.

Derivatives may be more risky than other types of investments and could cause losses that exceed the Fund's original investment.

If the Fund temporarily departs from its investment policies to defend its assets, it may not achieve its investment objectives.

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Fund holds or securities markets generally.


An investment in the Fund isn't a deposit of The Chase Manhattan Bank and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Premier Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception. It compares that performance to the Lehman 1-3 Year Government Index and the Lehman Intermediate Government Index.

The Lehman 1-3 Year Government Index consists of U.S. Treasury and agency securities with maturities of one to three years. The Lehman Intermediate Government Index consists of U.S. Treasury and agency securities with maturities of one to 10 years.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.


YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.





[bar chart goes here]

Horizontal axis: Year


 1994       1995       1996       1997       1998


Vertical axis: Return (%)


-1.05      12.01      2.68       6.30        7.35


 BEST QUARTER:                   4.21% 3rd quarter,  1998

 WORST QUARTER                  -1.35% 1st quarter, 1994

 AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1998




                                PAST 1 YEAR                PAST 5 YEARS            SINCE

                                                                                  INCEPTION

                                                                                  (4/1/93)


PREMIER CLASS SHARES           7.35%                      5.36%                   5.08%
LEHMAN 1-3 YEAR GOV'T INDEX    6.96%                      5.96%                   5.73%
LEHMAN INT GOV'T INDEX         8.44%                      6.45%                   6.36%


CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment):

None


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL
                                                                  ANNUAL
                                                                  FUND

                        MANAGEMENT   DISTRIBUTION    OTHER        OPERATING
                        FEE          (12B-1) FEES    EXPENSES     EXPENSES

PREMIER CLASS SHARES    0.50%        NONE            0.61%        1.11%

[Footnote]


* The table is based on expenses incurred in the most recent fiscal year. The actual Management fee is currently expected to be 0.14% and Total annual Fund operating expenses are expected not to exceed 0.75%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time. The table does not reflect charges or credits you might incur if you invest through a financial institution.

 EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


o      you invest $10,000

o      you sell all your shares at the end of the period
o      your investment has a 5% return each year, and

o the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions:


YOUR COST WOULD BE:

NUMBER OF YEARS:          1             3             5              10
COSTS                    $113          $353          $612           $1,352

                    CHASE U.S. GOVERNMENT SECURITIES FUND

THE FUND'S OBJECTIVE

The Fund aims to provide current income while emphasizing preservation of capital.


 THE FUND'S MAIN INVESTMENT STRATEGY


Under normal market conditions, the Fund will invest at least 70% of its total assets in debt securities issued or guaranteed by the U.S. Government and its agencies or authorities, and in repurchase agreements involving these securities.

The Fund may invest in mortgage-related securities issued or guaranteed by certain agencies of the U.S. Government. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

Under normal market conditions, the average portfolio maturity of the Fund is between five and 15 years. There is no restriction on the maturity of any individual security in the portfolio. The Fund's adviser will adjust the maturity based on its outlook for the economy.

When making investment decisions for the Fund, the Fund's adviser considers many factors in addition to current yield, including preservation of capital, maturity and yield to maturity. The Fund's adviser will adjust the Fund's investments in certain securities or types of securities based on its analysis of changing economic conditions and trends. The Fund's adviser may sell one security and buy another security of comparable quality and maturity to take advantage of what it believes to be short-term differences in market values or yields.

 CHASE U.S. GOVERNMENT SECURITIES FUND


The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.





The Fund may enter into "dollar rolls" in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets during unusual market conditions, the Fund may invest any portion of its assets in high quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


 FREQUENCY OF TRADING


The Fund may trade securities actively, which could increase transaction costs, thus lowering performance, and increase your taxable dividends.

THE MAIN INVESTMENT RISKS


All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in U.S.

Government Securities Fund.

The value of fixed income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.


When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed- income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.


Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile.

The value of interest-only and principal-only mortgage-backed securities is more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

While the principal and payments on certain of the Fund's portfolio securities may be guaranteed, this does not mean that the market value of the security, or the value of Fund shares, is guaranteed.

The Fund's performance will depend on the credit quality of its investments. While U.S. Government securities are generally of high quality, a government security that is not backed by the full faith and credit of the U.S. Treasury may be affected by the creditworthiness of the agency or authority that issued it.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities.

 CHASE U.S. GOVERNMENT SECURITIES FUND


Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its part of the agreement.

Derivatives may be more risky than other types of investments and could cause losses that exceed the Fund's original investment.

If the Fund temporarily departs from its investment policies to defend its assets, it may not achieve its investment objectives.

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Fund holds or securities markets generally.


An investment in the Fund isn't a deposit of The Chase Manhattan Bank and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Premier Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception. It compares that performance to the Lehman Brothers Government Index.

The Lehman Brothers Government Index consists of the Lehman Brothers Treasury Bond Index and the Lehman Brothers Agency Bond Index. It includes Treasury bonds and fixed income securities issued by the U.S. Government and its agencies.

Lipper General U.S. Government Funds Index represents performance of the 30 largest U.S. government securities funds.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.


YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.





[bar chart goes here]

Horizontal axis: Year


 1994          1995         1996          1997         1998


Vertical axis: Return (%)


-8.39%        30.11%      -1.89%         9.55%        9.28%


 BEST QUARTER                          10.36% 2nd quarter, 1995
 WORST QUARTER                         -6.79% 1st quarter, 1996

 AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1998

                                                             SINCE


                                    PAST 1         PAST 5   INCEPTION
                                    YEAR           YEARS    (4/1/93)

  PREMIER CLASS SHARES               9.28%          6.96%      7.64%
  LEHMAN BROS. GOV'T INDEX           9.85%          7.18%      7.28%
  LIPPER GENERAL U.S. GOV'T

  FUNDS INDEX                        7.85%          6.02%      6.04%

CHASE U.S. GOVERNMENT SECURITIES FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment):

None


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)*


                                                                  TOTAL
                                                                  ANNUAL
                                                                  FUND

                        MANAGEMENT   DISTRIBUTION    OTHER        OPERATING
                        FEE          (12B-1) FEES    EXPENSES     EXPENSES

PREMIER CLASS SHARES    0.50%        NONE            3.50%        4.00%



* The table is based on expenses incurred in the most recent fiscal year. The actual Management fee is currently expected to be 0.00%, Other Expenses are expected to be 0.75%, and Total annual Fund operating expenses are expected not to exceed 0.75%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time. The table does not reflect charges or credits you might incur if you invest through a financial institution.

 EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


o      you invest $10,000

o      you sell all your shares at the end of the period
o      your investment has a 5% return each year, and

o the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may higher or lower, based on the these assumptions:


YOUR COST WOULD BE:

  NUMBER OF YEARS            1            3            5             10
  COSTS                      $402         $1,218       $2,051        $4,206

                       CHASE INTERMEDIATE TERM BOND FUND

THE FUND'S OBJECTIVE

The Fund aims to invest in securities that earn current income while also considering stability of principal.


 THE FUND'S MAIN INVESTMENT STRATEGY

The Fund seeks current income by investing primarily in fixed income securities. Under normal market conditions, the Fund will invest at least 70% of its total assets in bonds and notes of domestic and foreign issuers, U.S. Government securities and mortgage-related securities .

To help reduce the risk of loss of principal, all of the Fund's investments in debt securities will be investment grade, which means a rating of Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation, or the equivalent by another national rating organization or unrated securities of comparable quality. The Fund's investment in preferred stock will be based on the adviser's judgment of the quality of the securities.


The average portfolio maturity of the Fund is between three and 10 years. When the Fund purchases fixed income securities, they usually will have a maturity of greater than one year. The Fund's adviser will adjust the maturity based on its outlook for the economy.

When making investment decisions for the Fund, the Fund's adviser considers many factors in addition to current yield, including preservation of capital, maturity and yield to maturity. The Fund's adviser will adjust the Fund's investments in certain securities or types of securities based on its analysis of changing economic conditions and trends. The Fund's adviser may sell one security and buy

CHASE INTERMEDIATE TERM BOND FUND

another security of comparable quality and maturity to take advantage of what it believes to be short-term differences in market values or yields.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.





The Fund may invest up to 30% of its total assets in foreign debt securities, including Depositary Receipts. These investments may include debt securities issued or guaranteed by foreign governments and international organizations such as The World Bank.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may enter into "dollar rolls" in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets during unusual market conditions, the Fund may invest any portion of its assets in high quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


 FREQUENCY OF TRADING


The Fund may trade securities actively, which could increase transaction costs, thus lowering performance, and increase your taxable dividends.

THE MAIN INVESTMENT RISKS


All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Intermediate Term Bond Fund.

The value of fixed income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.





When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests are more volatile.

The value of interest-only and principal-only mortgage backed securities is more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities.

Investments in foreign securities may be riskier than investments in the U.S. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. If the Fund were to invest in a security which is not denominated in U.S. dollars, it also would be subject to currency exchange risk.

CHASE INTERMEDIATE TERM BOND FUND

These risks increase when investing in issuers located in developing countries.


The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.


Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its part of the agreement.

Derivatives may be more risky than other types of investments and could cause losses that exceed the Fund's original investment.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning January 1, 2000. The Fund's advisers are updating their own systems and encouraging service provider to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Fund holds or securities markets generally.

An investment in the Fund isn't a deposit of The Chase Manhattan Bank and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Premier Class shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and since inception. It compares that performance to the Lehman Brothers Intermediate Government/Corporate Index and the Lehman Brothers Aggregate Index.


The Lehman Brothers Intermediate Government/Corporate Index consists of U.S. Treasury and agency securities, corporate and Yankee bonds with maturities of 1-10 years. The Lehman Brothers Aggregate Index consists of the Lehman Brothers Government/Corporate Index U.S. Treasury and agency securities, corporate bonds and mortgage-backed securities with maturities of 1-30 years.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.





[bar chart goes here]

Horizontal axis: Year


 1995        1996        1997        1998


Vertical axis: Return (%)


 16.79%      1.86%       7.26%       7.63%

 BEST QUARTER           5.99% 2nd quarter, 1995
 WORST QUARTER         -2.15% 1st quarter, 1996

CHASE INTERMEDIATE TERM BOND FUND

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1998


                                                                  SINCE
                                                   PAST 1       INCEPTION


                                                    YEAR        (10/3/94)

  PREMIER CLASS SHARES                              7.63%         7.64%
  LEHMAN INTERMEDIATE GOV'T/CORP INDEX              8.44%         8.27%
  LEHMAN AGGREGATE INDEX                            8.69%         9.46%

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment):

None


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL

                                                                  FUND

                           MANAGEMENT   DISTRIBUTION  OTHER       OPERATING
                           FEE          (12B-1) FEES  EXPENSES    EXPENSES

  PREMIER CLASS SHARES     0.50%        NONE          0.70%       1.20%


* The table is based on expenses incurred in the most recent fiscal year. The actual Management fee is currently expected to be 0.05% and Total annual Fund operating expenses are expected not to exceed 0.75%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time. The table does not reflect charges or credits you might incur if you invest through a financial institution.

 EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


     o    you invest $10,000

     o    you sell all your shares at the end of the period

     o    your investment has a 5% return each year, and

     o the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may higher or lower, based on the these assumptions:


YOUR COST WOULD BE:

  NUMBER OF YEARS          1            3             5            10
  COSTS                    $122         $381          $660         $1,455

                                                               CHASE INCOME FUND

THE FUND'S OBJECTIVE

The Fund aims to invest in securities that earn a high level of current income, while also considering safety of principal.


 THE FUND'S MAIN INVESTMENT STRATEGY

The Fund seeks a high level of current income by investing in fixed income securities. Under normal market conditions, the Fund will invest at least 70% of its total assets in bonds and notes of domestic and foreign issuers, U.S. Government securities and mortgage-related securities .


To help reduce the risk of loss of principal, all of the Fund's investments in debt securities will be investment grade, which means a rating of Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation, or the equivalent by another national rating organization or unrated securities of comparable quality. The Fund's investment in preferred stock will be based on the adviser's judgment of the quality of the securities.

The average portfolio maturity of the Fund is between five and 15 years. When the Fund purchases fixed income securities, they usually will have a maturity of greater than one year. The Fund's adviser will adjust the maturity based on its outlook for the economy.

When making investment decisions for the Fund, the Fund's adviser considers many factors in addition to current yield, including preservation of capital, maturity and yield to maturity. The Fund's adviser will adjust the Fund's investments in certain securities or types of securities based on its analysis of changing economic conditions and trends. The Fund's

CHASE INCOME FUND


adviser may sell one security and buy another security of comparable quality and maturity to take advantage of what it believes to be short-term differences in market values or yields.


The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.





The Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts. These investments may include debt securities issued or guaranteed by foreign governments and international organizations such as The World Bank.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may enter into "dollar rolls" in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets during unusual market conditions, the Fund may invest any portion of its assets in high quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

[LOGO]


FREQUENCY OF TRADING


The Fund may trade securities actively, which could increase transaction costs, thus lowering performance, and increase your taxable dividends.

THE MAIN INVESTMENT RISKS


All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Income Fund.

The value of fixed income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.





When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests are more volatile.

The value of interest-only and principal-only mortgage backed securities is more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities.

Investments in foreign securities may be riskier than investments in the U.S. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. If the Fund were to invest in a security which is not

CHASE INCOME FUND

denominated in U.S. dollars, it also would be subject to currency exchange risk. These risks increase when investing in issuers located in developing countries.


The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.


Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its part of the agreement.

Derivatives may be more risky than other types of investments and could cause losses that exceed the Fund's original investment.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[LOGO]

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Fund holds or securities markets generally.

An investment in the Fund isn't a deposit of The Chase Manhattan Bank and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Premier Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the Lehman Brothers Government/Corporate Index.


The Lehman Brothers Government/Corporate Index is an unmanaged index that consists of U.S. Treasury and agency securities, and corporate and Yankee bonds with maturities of 1-30 years.


Lipper Corporate Debt A Rated Funds Index represents performance of the largest 30 A rated corporate debt funds.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

[LOGO]

 YEAR-BY-YEAR RETURNS


Past performance does not predict how this Fund will perform in the future.


                              [GRAPH APPEARS HERE]


1989      10.37%
1990       6.60%
1991      13.73%
1992       5.13%
1993      10.18%
1994      -4.47%
1995      18.38%
1996       1.91%
1997       8.73%
1998       9.47%

BEST QUARTER      6.34%
     2nd quarter, 1989

WORST QUARTER    -3.38%
     1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 1998


                                      PAST 1         PAST 5        PAST 10
                                     YEAR           YEARS         YEARS


  PREMIER CLASS SHARES               9.47%          6.52%         7.83%
  LEHMAN GOV'T/CORP INDEX            9.47%          7.30%         9.33%
  LIPPER CORPORATE DEBT A

  RATED FUND INDEX                   7.31%          6.61%         8.85%

CHASE INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment):

None


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)*


                                                                    TOTAL ANNUAL

                                                                    FUND

                             MANAGEMENT   DISTRIBUTION    OTHER     OPERATING
                             FEE          (12B-1 FEES)    EXPENSES  EXPENSES

  PREMIER CLASS SHARES       0.50%        NONE            0.42%     0.92%


* The table is based on expenses incurred in the most recent fiscal year. The actual Management fee is currently expected to be 0.33%, Other Expenses are expected to be 0.42% and Total annual Fund operating expenses are expected not to exceed 0.75%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time. The table does not reflect charges or credits you might incur if you invest through a financial institution.

 EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


     o    you invest $10,000

     o    you sell all your shares at the end of the period

     o    your investment has a 5% return each year, and

     o the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may higher or lower, based on the these assumptions:


YOUR COST WOULD BE:

NUMBER OF YEARS              1            3               5         10
  COSTS                      $94          $293            $509      $1,131

                                                             CHASE BALANCED FUND

THE FUND'S OBJECTIVE

The Fund aims to provide a balance of current income and growth of capital.


 THE FUND'S MAIN INVESTMENT STRATEGY


The Fund seeks a balance of current income and growth by using the following strategies:


     o an active equity management style that focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks, and

     o an active fixed income management style that focuses primarily on domestic fixed income securities.

The Fund's adviser may adjust the portion of the Fund's assets that are invested in equity and fixed income securities depending on its analysis of general market and economic conditions and trends, yields, interest rates and changes in monetary policies.

The Fund seeks growth of capital by normally investing 30% to 70% of its total assets in equity securities. The Fund invests primarily in companies with one or more of the following characteristics:

     o a projected rate of earnings growth that's equal to or greater than the equity markets

     o a return on assets and equity that's equal to or greater than the equity markets


     o    above-average price/earnings ratios

     o    below-average dividend yield

     o    above-average market volatility

     o a market capitalization of more than $500 million.


Market capitalization is the total market value of a company's shares. Equity securities include common stocks and pre-

CHASE BALANCED FUND


ferred stocks and securities that are  convertible into common stocks.


The Fund will focus on companies with strong earnings growth and high profitability levels. The Fund will also examine industry and company specific characteristics. The Fund's equity portion will emphasize growth sectors of the economy.


The Fund seeks current income by normally investing at least 25% of its total assets in U.S. government securities and other fixed income securities, including mortgage-backed securities. The Fund invests in fixed income securities only if they are rated as investment grade or the adviser considers them to be comparable to investment grade.


There is no restriction on the maturity of the Fund's debt portfolio or on any individual security in the portfolio. The Fund's advisers will adjust the maturity based on its outlook for the economy.


The Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts. Its equity investments may also include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.


The Fund's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest any portion of its assets that aren't in stocks or fixed income securities in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


 FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs, thus lowering performance, and increase your taxable dividends.

THE MAIN INVESTMENT RISKS


All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Balanced Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the U.S. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro." It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.





The value of the Fund's fixed income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed income securities.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-related securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be higher or lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related

CHASE BALANCED FUND


securities with prepayment features may not increase as much as securities without prepayment features.


Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile.

The value of interest-only and principal-only mortgage backed securities are more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates , but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities.

The Fund's performance will also depend on the credit quality of its investments. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.





Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.


The market value of convertible securities tends to decline as interest rates increase. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.


The value of REITs will depend on the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise.


If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Fund holds or securities markets generally.

An investment in the Fund isn't a deposit of The Chase Manhattan Bank and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


 THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Premier Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500 Index and Lehman Brothers Government/Corporate Index.


The S&P 500 Index is an unmanaged, broad-based index of 500 companies and is generally considered to represent the U.S. market. The Lehman Brothers Government/Corporate Index is an unmanaged index that consists of the Lehman government and corporate bond indices, including U.S. Treasury and agency securities, and corporate and Yankee bonds.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

[LOGO]

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.


                              [GRAPH APPEARS HERE]


1989      18.26%
1990       1.34%
1991      24.16%
1992       5.32%
1993       6.01%
1994      -2.27%
1995      23.83%
1996      11.32%
1997      23.67%
1998      25.15%

BEST QUARTER  13.34%
  4th quarter, 1998

WORST QUARTER -5.37%
  3rd quarter, 1990

CHASE BALANCED FUND

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1998


                                      PAST 1         PAST 5        PAST 10
                                     YEAR           YEARS         YEARS


  PREMIER CLASS SHARES               25.15%         15.82%        13.22%
  S&P 500 INDEX                      28.58%         24.06%        19.20%
  LEHMAN BROS.

  GOV'T/CORP INDEX                    9.47%          7.30%         9.33%

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment):

None


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)*


                                                                   TOTAL ANNUAL

                                                                   FUND

                             MANAGEMENT   DISTRIBUTION  OTHER      OPERATING
                             FEE          (12B-1) FEES  EXPENSES   EXPENSES

  PREMIER CLASS SHARES       0.75%        NONE          0.45%      1.20%


* The table is based on expenses incurred in the most recent fiscal year. The actual Management fee is currently expected to be 0.55% and Total annual Fund operating expenses are expected not to exceed 1.00%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time. The table does not reflect charges or credits you might incur if you invest through a financial institution.

 EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


     o    you invest $10,000

     o    you sell all your shares at the end of the period

     o    your investment has a 5% return each year, and

     o the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions:


YOUR COST WOULD BE:

  NUMBER OF YEARS            1            3             5          10
  COSTS                      $122         $381          $660       $1,455

                                                        CHASE EQUITY INCOME FUND

THE FUND'S OBJECTIVE

The Fund aims to invest in securities that provide both capital appreciation and current income.


 THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on both earnings momentum and value within the universe of income-oriented stocks. The Fund normally invests at least 70% of its total assets in equity securities.


The Fund seeks capital appreciation by targeting companies with attractive earnings momentum. It seeks current income by emphasizing companies with above-average dividend yield and a consistent dividend record. The Fund also emphasizes securities of companies with below-average market volatility and price/earnings ratios or a market capitalization of more than $500 million. The Fund combines growth and value styles of investing.


The Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts. Its equity investments may also include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund may also invest in investment grade debt securities. When the adviser wishes to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment grade debt securities. There is no restriction on the Fund's debt portfolio or on any individual security in the portfolio.

CHASE EQUITY INCOME FUND

The Fund's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

The Fund may invest any portion of its assets that aren't in stocks or fixed income securities in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.





The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


 FREQUENCY OF TRADING


The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.


 THE MAIN INVESTMENT RISKS


All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Equity Income Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the U.S. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.





In early 1999, the European Monetary Union implemented a new currency called the "euro." It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.


The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if the Fund invests a large portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.


The value of REITs will depend on the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise.


If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Fund holds or securities markets generally.


An investment in the Fund isn't a deposit of The Chase Manhattan Bank and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CHASE EQUITY INCOME FUND


THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Premier Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500 Index. The S&P 500 Index is an unmanaged, broad-based index of 500 companies that is generally considered to represent the U.S. market.

Lipper Equity Income Funds Index represents performance of the largest 30 equity income funds.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.


[GRAPH APPEARS HERE]


1989      22.50%
1990      -4.40%
1991      22.10%
1992       5.61%
1993      12.34%
1994      -3.37%
1995      33.72%
1996      17.87%
1997      31.05%
1998      26.20%

BEST QUARTER  17.04%
  2nd quarter, 1997

WORST QUARTER -9.88%
  3rd quarter, 1990

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 1998


                                      PAST 1         PAST 5        PAST 10
                                     YEAR           YEARS         YEARS


  PREMIER CLASS SHARES               26.20%         20.28%        15.62%
  S&P 500 INDEX                      28.58%         24.06%        19.20%
  LIPPER EQUITY INCOME INDEX         11.78%         16.62%        14.89%

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment):

None


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                    TOTAL ANNUAL

                                                                    FUND

                             MANAGEMENT  DISTRIBUTION  OTHER        OPERATING
                             FEE         (12B-1) FEES  EXPENSES     EXPENSES

  PREMIER CLASS SHARES       0.75%        NONE         0.35%        1.10%


* The table is based on expenses incurred in the most recent fiscal year. The actual Management fee is currently expected to be 0.65% and Total annual Fund operating expenses are expected not to exceed 1.00%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time. The table does not reflect charges or credits you might incur if you invest through a financial institution.

 EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


     o    you invest $10,000

     o    you sell all your shares at the end of the period

     o    your investment has a 5% return each year, and

     o the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may higher or lower, based on the these assumptions:


YOUR COST WOULD BE:

  NUMBER OF YEARS            1            3            5            10
  COSTS                      $112         $350         $606         $1,340

CHASE CORE EQUITY FUND

THE FUND'S OBJECTIVE

The Fund aims to maximize total investment return with an emphasis on long-term capital appreciation and current income while taking reasonable risk.


 THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of S&P 500 stocks. The Fund normally invests at least 70% of its total assets in equity securities.


The Fund seeks capital appreciation by emphasizing companies with a superior record of earnings growth relative to the equity markets in general or a projected rate of earnings growth that's greater than or equal to the equity markets.


The Fund seeks to earn current income and manage risk by focusing on larger companies with a stable record of earnings growth. In addition, it diversifies its portfolio across all sectors of the S&P 500. The Fund also emphasizes companies with return on assets and return on equity equal to or greater than the equity markets.

The Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts. Its equity investments may include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund may also invest in investment grade debt securities. When the adviser wishes to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment grade debt securities. There is no restriction on the Fund's debt portfolio or on any individual security in the portfolio.

The Fund may invest any portion of its assets that aren't in stocks or fixed income securities in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.





The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


 FREQUENCY OF TRADING


The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.


 THE MAIN INVESTMENT RISKS


All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Core Equity Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.





Investments in foreign securities may be riskier than investments in the U.S. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro." It is possible that the euro could increase volatility in financial

 CHASE CORE EQUITY FUND

markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Fund holds or securities markets generally.


An investment in the Fund isn't a deposit of The Chase Manhattan Bank and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Premier Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception. It compares that performance to the S&P 500 Index. The S&P 500 Index is an unmanaged, broad-based index of 500 companies and is generally considered to represent the U.S. market.

Lipper Growth & Income Funds Index represents performance of the 30 largest growth and income funds.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.


                             [GRAPH APPEARS HERE]


1994      -4.03%
1995      25.53%
1996      22.54%
1997      33.33%
1998      30.95%

BEST QUARTER    22.97%
    4th quarter, 1998

WORST QUARTER  -9.55%
    3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 1998


                                     PAST 1         PAST 5       SINCE INCEPTION
                                     YEAR           YEARS        (4/1/93)


  PREMIER CLASS SHARES               30.95%         20.84%       19.46%
  S&P 500 INDEX                      28.58%         24.06%       21.73%
  LIPPER GROWTH & INCOME

  FUND INDEX                         13.58%         17.83%       16.93%

CHASE CORE EQUITY FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment):

None


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL

                                                                   FUND

                             MANAGEMENT   DISTRIBUTION  OTHER      OPERATING
                             FEE          (12B-1) FEES  EXPENSES   EXPENSES

  PREMIER CLASS SHARES       0.75%        NONE          0.38%      1.13%


* The table is based on expenses incurred in the most recent fiscal year. The actual Management fee is currently expected to be 0.62% and Total annual Fund operating expenses are expected not to exceed 1.00%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time. The table does not reflect charges or credits you might incur if you invest through a financial institution.

 EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


     o    you invest $10,000

     o    you sell all your shares at the end of the period

     o    your investment has a 5% return each year, and

     o the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may higher or lower, based on the these assumptions:


YOUR COST WOULD BE:

  NUMBER OF YEARS            1            3             5          10
  COSTS                      $115         $359          $622       $1,375

                                                        CHASE EQUITY GROWTH FUND

THE FUND'S OBJECTIVE

The Fund aims to provide capital appreciation. Producing current income is a secondary objective.


 THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks. The Fund normally invests at least 70% of its total assets in equity securities.


The Fund seeks capital appreciation by emphasizing the growth sectors of the economy. It looks for companies with one or more of the following characteristics:


     o a projected earnings growth rate that's greater than or equal to the equity markets in general

     o a return on assets and return on equity equal to or greater than the equity markets


     o    above market average price-earnings ratios

     o    below-average dividend yield

     o    above-average market volatility

     o a market capitalization of more than $500 million.

The Fund focuses on companies with strong earnings and high levels of profitability as well as positive industry or company characteristics.


The Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts. Its equity investments may include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

CHASE EQUITY GROWTH FUND


The Fund may also invest in investment grade debt securities. When the adviser wishes to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment grade debt securities. There is no restriction on the Fund's debt portfolio or on any individual security in the portfolio.


The Fund may invest any portion of its assets that aren't in stocks or fixed income securities in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.





The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


 FREQUENCY OF TRADING


The Fund may trade securities actively, which could increase transaction costs (and thus lower performance) and increase your taxable dividends.


 THE MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Equity Growth Fund.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the U.S. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro." It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.


The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


       The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Fund holds or securities markets generally.


       An investment in the Fund isn't a deposit of The Chase Manhattan Bank and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CHASE EQUITY GROWTH FUND


THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Premier Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500 Index and the S&P Barra Growth Index.

The S&P 500 Index is an unmanaged, broad-based index of 500 companies and is generally considered to represent the U.S. market. The S&P Barra Growth Index includes S&P 500 Index securities that have high price-to-book ratios, low dividend yields and high price/earnings ratios. It's a market-weighted index, which means each stock affects the index in proportion to its market value.





The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.


                              [GRAPH APPEARS HERE]


1989      25.73%
1990      -1.45%
1991      31.69%
1992       6.43%
1993       2.48%
1994      -0.90%
1995      25.78%
1996      20.52%
1997      37.20%
1998      41.38%

BEST QUARTER  27.40%
   4th quarter, 1998

WORST QUARTER -15.53%
   3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1998


                                      PAST 1         PAST 5        PAST 10
                                     YEAR           YEARS         YEARS


  PREMIER CLASS SHARES               41.38%         23.84%        17.88%
  S&P 500 INDEX                      28.58%         24.06%        19.20%
  S&P BARRA GROWTH  INDEX            42.16%         27.93%        21.35%

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment):

None


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                   TOTAL ANNUAL

                             INVESTMENT                            FUND
                             ADVISORY     DISTRIBUTION  OTHER      OPERATING
                             FEE          (12B-1) FEES  EXPENSES   EXPENSES

  PREMIER CLASS SHARE        0.75%        NONE          0.29%      1.04%


* The table is based on expenses incurred in the most recent fiscal year. The actual Management fee is currently expected to be 0.71% and Total annual Fund operating expenses are expected not to exceed 1.00%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time. The table does not reflect charges or credits you might incur if you invest through a financial institution.

 EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


     o    you invest $10,000

     o    you sell all your shares at the end of the period

     o    your investment has a 5% return each year, and

     o the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may higher or lower, based on the these assumptions:


YOUR COST WOULD BE:

  NUMBER OF YEARS            1            3             5          10
  COSTS                      $106         $331          $574       $1,271

CHASE SMALL CAPITALIZATION FUND

THE FUND'S OBJECTIVE

The Fund aims to provide capital appreciation.


 THE FUND'S MAIN INVESTMENT STRATEGY


The Fund seeks capital appreciation by using an active equity management style that focuses on delivering risk and return characteristics representative of a small capitalization asset class. The Fund normally invests at least 70% of its total assets in equity-based securities of small cap issuers. It primarily targets companies with market capitalizations of $100 million to $1 billion.

The Fund emphasizes companies with above market average price/earnings ratios and price/book ratios, below-average dividend yield and above-average market volatility. The Fund will focus on companies with high-quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The adviser uses a disciplined stock selection process which focuses on identifying attractively valued companies with positive business fundamentals. The Fund combines growth and value styles of investing.


The Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts. Its equity investments may include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund may also invest in investment grade debt securities. When the adviser wishes to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment grade debt securities. There is no restriction on the Fund's debt portfolio or on any individual security in the portfolio.


The Fund may invest any portion of its assets that aren't in stocks or fixed income securities in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.





The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


 FREQUENCY OF TRADING


The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.


 THE MAIN INVESTMENT RISKS


All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Small Capitalization Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of small cap companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Smaller companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the U.S. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

CHASE SMALL CAPITALIZATION FUND

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.





In early 1999, the European Monetary Union implemented a new currency called the "euro." It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.


The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.


If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Fund holds or securities markets generally.

An investment in the Fund isn't a deposit of The Chase Manhattan Bank and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Premier Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception. It compares that performance to the S&P 500 Index and S&P 600 Index.

The S&P 500 is an unmanaged, broad-based index of 500 companies that is generally considered to represent the U.S. market. The S&P 600 is an unmanaged index of 600 small capitalization companies.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.


YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.


                              [GRAPH APPEARS HERE]


1994      -6.12%
1995      31.14%
1996      30.88%
1997      24.08%
1998      -1.83%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1998


 BEST QUARTER   17.04%
    2nd quarter, 1997


WORST QUARTER -18.10%
    3rd quarter, 1998

                                                                  SINCE

                                     PAST 1         PAST 5        INCEPTION
                                     YEAR           YEARS         (4/1/93)

  PREMIER CLASS SHARES               -1.83%         14.43%        14.11%
  S&P 500 INDEX                      28.58%         24.06%        21.73%
  S&P 600 INDEX                      -1.31%         13.23%        14.09%

CHASE SMALL CAPITALIZATION FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment):

None


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                    TOTAL ANNUAL

                             INVESTMENT                             FUND
                             ADVISORY     DISTRIBUTION  OTHER       OPERATING
                             FEE          (12B-1) FEES  EXPENSES    EXPENSES

  PREMIER CLASS SHARES       0.75%        NONE          0.48%       1.23%


* The table is based on expenses incurred in the most recent fiscal year. The actual Management fee is currently expected to be 0.52% and Total annual Fund operating expenses are expected not to exceed 1.00%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time. The table does not reflect charges or credits you might incur if you invest through a financial institution.

 EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


     o    you invest $10,000

     o    you sell all your shares at the end of the period

     o    your investment has a 5% return each year, and

     o the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may higher or lower, based on the these assumptions:


YOUR COST WOULD BE

  NUMBER OF YEARS            1            3             5           10
  COSTS                      $125         $390          $676        $1,489

                                                                 FUND MANAGEMENT

THE INVESTMENT ADVISER

The Chase Manhattan Bank (Chase) is the investment adviser to the Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase provides the Funds with investment advice and supervision. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, New York 10017.

Chase is entitled to receive an annual fee for its services. The following chart shows the maximum fee as a percentage of each Fund's average daily net assets:


  FUND                       FEE


 MONEY MARKET FUND          0.30%

 SHORT-INTERMEDIATE
 TERM U.S. GOVERNMENT

 SECURITIES FUND            0.50%

 U.S. GOVERNMENT
 SECURITIES FUND            0.50%

 INTERMEDIATE TERM
 BOND FUND                  0.50%

 INCOME FUND                0.50%

 BALANCED FUND              0.75%

 EQUITY INCOME FUND         0.75%

 CORE EQUITY FUND           0.75%

 EQUITY GROWTH FUND         0.75%

 SMALL CAPITALIZATION FUND  0.75%

Chase Bank of Texas, N.A. (Chase Texas) is the sub-adviser to the Funds. Chase Texas is a wholly-owned subsidiary of The Chase Manhattan Corporation. It makes the day-to-day investment decisions for the Funds.

Chase Texas is located at 712 Main Street, Houston, Texas 77002.

 FUND MANAGEMENT

 THE PORTFOLIO MANAGERS


CHASE MONEY MARKET FUND

The portfolio manager is Guy Barba, a Senior Investment Officer at Chase Texas. He has managed the portfolio since April of 1993. Mr. Barba has worked for Chase Texas since 1988.


 CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND


Mr. Barba has managed the portfolio since its inception on April 1, 1993.


 CHASE U.S. GOVERNMENT SECURITIES FUND


The portfolio manager is John Miller, a Senior Investment Officer at Chase Texas. He has managed the portfolio since June of 1995. Mr. Miller has worked for Chase Texas since 1986.


 CHASE INTERMEDIATE TERM BOND FUND


The portfolio manager is H. Mitchell Harper, a Senior Investment Officer at Chase Texas. He has managed the portfolio since its inception on April 1, 1993.

Mr. Harper has worked for Chase Texas since 1987.


 CHASE INCOME FUND


Mr. Miller has managed the portfolio since July of 1994.


 CHASE BALANCED FUND

The portfolio managers are Henry Lartigue, the Chief Investment Officer at Chase Texas, and Mr. Miller. Mr. Lartigue has managed the equity portion of the portfolio since July of 1994. In the two years before coming to Chase Texas, he was an independent registered investment adviser. Mr. Lartigue has worked for Chase Texas since 1994. Mr. Miller has managed the fixed income portion of the portfolio since July of 1994.

 CHASE EQUITY INCOME FUND


The portfolio manager is Robert Heintz, a Senior Investment Officer at Chase Texas. He has managed the portfolio since its inception on March 29, 1988. Mr.

Heintz has worked for Chase Texas since 1983.

CHASE CORE EQUITY FUND

Mr. Lartigue has managed the portfolio since January of 1996. Since January 1999 the funds have been co-managed with Jeff Phelps. Mr. Phelps has been a portfolio manager for Chase Texas since 1997. Prior to that Mr. Phelps was employed by Houston Industries.


CHASE EQUITY GROWTH FUND

Mr. Lartigue has managed the portfolio since  July of 1994.

 CHASE SMALL CAPITALIZATION FUND

The portfolio manager is Juliet Ellis, a Senior Investment Officer at Chase Texas. She has managed the portfolio since September of 1993. Ms. Ellis has worked at Chase Texas since 1987. Before becoming portfolio manager for the Small Capitalization Fund, Ms. Ellis was the director of research and an equity analyst at Chase Texas.

                                                          HOW YOUR ACCOUNT WORKS


BUYING FUND SHARES


There is no commission or sales charge to buy Premier Class shares. You can buy shares through financial service firms, such as broker-dealers and banks, if they have an agreement with the Funds' distributor. Your financial service firm is responsible for promptly forwarding your order to the Chase Funds Service Center.


 MINIMUM INVESTMENTS

The minimum initial investment is $1 million. There is no minimum for subsequent investments. Your financial service firm must maintain an average account balance of at least $1 million in Premier shares of a Fund at all times. Your financial service firm may set its own minimum investment for initial and subsequent investments.

 INVESTMENT DETAILS

The price of the shares is the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. You'll pay the next NAV calculated after your financial service firm receives your instructions, provided that the order is received by the Chase Funds Service Center before it closes for business that day. Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange.


Each Fund other than the Money Market Fund generally values its assets at their market value but may use fair value if market prices are unavailable. The Money Market Fund seeks to maintain a stable NAV of $1.00. It uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

Your financial service firm will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

You can buy shares on any business day that the New York Stock Exchange and the Federal Reserve Bank of New York are open.





You must provide a Taxpayer Identification Number or Social Security Number when you open an account. The Funds reserve the right to refuse any purchase order or to stop offering shares for sale at any time.

HOW YOUR ACCOUNT WORKS


SELLING FUND SHARES


There is no commission or charge to sell Premier Class shares of the Funds.

You can sell your shares on any day that the Funds are accepting purchase orders. Your financial service firm will forward your order to the Chase Funds Service Center. Your financial service firm will be responsible for sending the Funds all the documentation that they need, and your firm might charge you for this service. You'll receive the next NAV calculated after the Chase Funds Service Center receives your order in proper form.

Under normal circumstances, if the Chase Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, each Fund will send your financial service firm the proceeds the next business day. Under unusual circumstances, each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.


 EXCHANGING FUND SHARES


You can exchange your shares for Premier shares of other Chase Funds at net asset value, if your financial service firm allows exchanges. To exchange shares, contact your financial service firm. You should carefully read the prospectus of the Fund you want to change to before making any exchanges.


 OTHER INFORMATION CONCERNING THE FUNDS

If you have authorized your financial service firm to act upon instructions received by phone and the firm fails to take reasonable steps to confirm that the instructions are genuine, it may be liable for any losses due to unauthorized or fraudulent instructions. You agree that you will not hold a Fund, your financial service firm or their agents liable for any loss or expenses from any sales request, including a fraudulent or unauthorized request, if the financial service firm has taken reasonable precautions.

For shareholders that bank with Chase, Chase may aggregate investments in the Chase Funds with balances held in Chase bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase and certain other financial institutions may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the Chase Funds.

DISTRIBUTION ARRANGEMENTS

The Funds' distributor is CFD Fund Distributors Inc., which we call CFD in this prospectus. CFD is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase.

Each Fund may issue multiple classes of shares. This prospectus relates only to Premier Class shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

Chase and its affiliates and the Funds and their affiliates, agents and sub-agents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. The information can be used for a variety of purposes, including offering investment and insurance products to shareholders.


 DISTRIBUTIONS AND TAXES


The Funds can earn income and they can realize capital gains. The Funds deduct any expenses and pay these earnings out to shareholders as distributions.

The Chase Money Market Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly. We distribute any short-term capital gain at least annually. The Chase Money Market Fund does not expect to realize long-term capital gain.

The Chase Short-Intermediate Term U.S. Government Securities Fund, Chase U.S. Government Securities Fund, Chase Intermediate Term Bond Fund and Chase Income Fund (the Fixed Income Funds) declare dividends daily and distribute the net investment income monthly. The Chase Balanced Fund, Chase Equity Income Fund, Chase Core Equity Fund, Chase Equity Growth Fund and Chase Small Capitalization Fund distribute any net investment income at least quarterly. Net capital gain is distributed at least annually.

HOW YOUR ACCOUNT WORKS

You have three options for your distributions if your financial services firm offers them. You may:

o    reinvest all of them in additional Fund shares;


o take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or


o take all distributions in cash or as a deposit in a pre-assigned bank account.

If you don't select an option when you open your account, we'll reinvest all distributions. If we reinvest your distributions, they will be in the same class of shares. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.


If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.


The Fixed Income Funds, the Chase Balanced Fund and Chase Equity Income Fund expect that their distributions will consist primarily of ordinary income. The Chase Core Equity Fund, Chase Equity Growth Fund and Chase Small Capitalization Fund expect that their distributions will consist primarily of capital gains.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

For tax purposes, an exchange is treated as selling Fund shares. This will generally result in a capital gain or loss to you.

The above is a general summary of tax implications of investing in the Funds. Please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

                                                            FINANCIAL HIGHLIGHTS

CHASE MONEY MARKET FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods for the past five years. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one unit of the Predecessor Fund for the periods prior to January 1, 1998 and one Premier share of the Fund for the period since conversion.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended December 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements, which include the financial information set forth below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                                                      Premier Shares

                                     --------------------------------------------------
                                              For the Years Ended December 31,

                                     --------------------------------------------------
                                        1998      1997      1996       1995     1994
PER SHARE OPERATING PERFORMANCE:

---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $ 1.00   $   1.00  $   1.00  $    1.00  $  1.00
---------------------------------------------------------------------------------------
  Income from Investment Operations:

    Net Investment Income                0.05       0.05      0.05       0.05     0.04
    Net Gains or Losses in Securities
      (both realized and unrealized)       --         --        --         --       --
---------------------------------------------------------------------------------------
  Total from Investment Operations       0.05       0.05      0.05       0.05     0.04
---------------------------------------------------------------------------------------
  Less Distributions:
    Dividends from Net Investment

     Income                              0.05       0.05      0.05       0.05     0.04
    Distributions from Capital Gains       --         --        --         --       --
---------------------------------------------------------------------------------------
  Total Distributions                    0.05       0.05      0.05       0.05     0.04
---------------------------------------------------------------------------------------
Net Asset Value, End of Period        $  1.00   $   1.00  $   1.00  $    1.00  $  1.00
---------------------------------------------------------------------------------------
Total Return                             5.20%      5.18%     5.06%     5.57%     3.77%
---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

---------------------------------------------------------------------------------------
Net Assets, End of Period

  (000 omitted)                      $195,476   $134,579  $119,106   $71,310   $55,505
---------------------------------------------------------------------------------------
Ratios to Average Net Assets:

  Expenses                               0.50%      0.50%     0.50%     0.50%     0.50%
  Net Investment Income                  5.07%      5.09%     4.93%     5.43%     3.90%
  Expenses Without Waivers
    and Assumption of Expenses           0.60%      0.74%     0.72%     0.72%     0.83%
  Net Investment Income Without
    Waivers and Assumption of

      Expenses                           4.97%      4.85%     4.71%     5.21%     3.57%
---------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND


The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods for the past five years. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one unit of the Predecessor Fund for the periods prior to January 1, 1998 and one Premier share of the Fund for the period since conversion.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended December 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements, which include the financial information set forth below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                                                       Premier Shares

                                     --------------------------------------------------
                                              For the Years Ended December 31,

                                     --------------------------------------------------
                                         1998      1997      1996       1995     1994
PER SHARE OPERATING PERFORMANCE:

---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $ 12.39   $  11.66   $ 11.35   $ 10.14  $ 10.24

---------------------------------------------------------------------------------------
  Income from Investment Operations:

    Net Investment Income                 0.63       0.67      0.60      0.58     0.45
    Net Gains or Losses in Securities
     (both realized and unrealized)       0.25       0.06     (0.29)     0.63    (0.55)
---------------------------------------------------------------------------------------
  Total from Investment Operations        0.88       0.73      0.31      1.21    (0.10)
---------------------------------------------------------------------------------------
  Less Distributions:
    Dividends from Net Investment

     Income                               0.63         --        --        --       --
    Distributions from Capital Gains      0.04         --        --        --       --
---------------------------------------------------------------------------------------
  Total Distributions                     0.67         --        --        --       --
---------------------------------------------------------------------------------------
Net Asset Value, End of Period         $ 12.60   $  12.39   $ 11.66   $ 11.35  $ 10.14
---------------------------------------------------------------------------------------
Total Return                              7.35%      6.30%     2.68%    12.01%   (1.05)%
---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

---------------------------------------------------------------------------------------
Net Assets, End of Period

  (000 omitted)                        $30,554    $23,948   $28,551   $28,783  $22,992
---------------------------------------------------------------------------------------
Ratios to Average Net Assets:

  Expenses                                0.75%      0.75%     0.75%     0.75%    0.75%
  Net Investment Income                   5.06%      5.40%     5.26%     5.38%    4.41%
  Expenses Without Waivers
    and Assumption of Expenses            1.12%      1.01%     0.88%     0.91%    0.96%
  Net Investment Income Without
    Waivers and Assumption of

      Expenses                            4.69%      5.14%     5.13%     5.22%    4.20%
---------------------------------------------------------------------------------------
Portfolio Turnover Rate                     87%        63%      177%      187%     268%
---------------------------------------------------------------------------------------

CHASE U.S. GOVERNMENT SECURITIES FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods for the past five years. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one unit of the Predecessor Fund for the periods prior to January 1, 1998 and one Premier share of the Fund for the period since conversion.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended December 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements, which include the financial information set forth below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                                                       Premier Shares

                                     --------------------------------------------------
                                              For the Years Ended December 31,

                                     --------------------------------------------------
                                         1998      1997      1996       1995     1994
PER SHARE OPERATING PERFORMANCE:

---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $  13.98   $  12.76   $  13.01  $  10.00  $ 10.91

---------------------------------------------------------------------------------------
  Income from Investment Operations:

    Net Investment Income                 0.72       0.75       0.74      0.73     0.62
    Net Gains or Losses in Securities
     (both realized and unrealized)       0.54       0.47      (0.99)     2.28    (1.53)
---------------------------------------------------------------------------------------
  Total from Investment Operations        1.26       1.22      (0.25)     3.01    (0.91)
---------------------------------------------------------------------------------------
  Less Distributions:
    Dividends from Net Investment

     Income                               0.72         --         --        --       --
    Distributions from Capital Gains      0.68         --         --        --       --
    In Excess of Realized Capital Gains   0.01         --         --        --       --
---------------------------------------------------------------------------------------
  Total Distributions                     1.41         --         --        --       --
---------------------------------------------------------------------------------------
Net Asset Value, End of Period        $  13.83   $  13.98   $  12.76  $  13.01  $ 10.00
---------------------------------------------------------------------------------------
Total Return                              9.28%      9.55%     (1.89)%   30.11%   (8.39)%
---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

---------------------------------------------------------------------------------------
Net Assets, End of Period

  (000 omitted)                       $  3,624   $  2,928   $  2,746  $  2,877  $ 2,628
---------------------------------------------------------------------------------------
Ratios to Average Net Assets:

  Expenses                                0.75%      0.75%      0.75%     0.75%    0.75%
  Net Investment Income                   5.07%      5.73%      6.01%     6.38%    6.23%
  Expenses Without Waivers
    and Assumption of Expenses            1.45%      3.15%      2.09%     2.22%    2.38%
  Net Investment Income Without
    Waivers and Assumption of

      Expenses                            4.37%      3.33%      4.67%     4.91%    4.60%
---------------------------------------------------------------------------------------
Portfolio Turnover Rate                    110%        87%        48%       17%     174%
---------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

CHASE INTERMEDIATE TERM BOND FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods since shares were first offered. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one unit of the Predecessor Fund for the periods prior to January 1, 1998 and one Premier share of the Fund for the period since conversion.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended December 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements, which include the financial information set forth below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                                                       Premier Shares

                                     --------------------------------------------------
                                         For the Years Ended December 31,     10/03/94*

                                     --------------------------------------------------
                                                                               Through

                                         1998      1997       1996       1995     1994
PER SHARE OPERATING PERFORMANCE:

---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $  12.75   $  11.89   $  11.67  $  9.99  $ 10.00

---------------------------------------------------------------------------------------
  Income from Investment Operations:

    Net Investment Income                  0.68       0.56       0.61     0.64     0.15
    Net Gains or Losses in Securities
     (both realized and unrealized)        0.27       0.30      (0.39)    1.04    (0.16)
---------------------------------------------------------------------------------------
  Total from Investment Operations         0.95       0.86       0.22     1.68    (0.01)
---------------------------------------------------------------------------------------
  Less Distributions:
    Dividends from Net Investment

     Income                                0.68         --         --       --       --
    Distributions from Capital Gains       0.15         --         --       --       --
---------------------------------------------------------------------------------------
  Total Distributions                      0.83         --         --       --       --
---------------------------------------------------------------------------------------
Net Asset Value, End of Period         $  12.87   $  12.75   $  11.89  $ 11.67  $  9.99
---------------------------------------------------------------------------------------
Total Return                               7.63%      7.26%      1.86%   16.79%   (0.32)%
---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

---------------------------------------------------------------------------------------
Net Assets, End of Period

  (000 omitted)                        $ 32,870   $ 18,595   $  6,949  $ 5,031  $ 5,124
---------------------------------------------------------------------------------------
Ratios to Average Net Assets:

  Expenses                                 0.75%      0.75%      0.75%    0.75%    0.75%
  Net Investment Income                    5.25%      5.61%      5.32%    5.89%    6.12%
  Expenses Without Waivers
    and Assumption of Expenses             1.27%      1.25%      1.42%    1.43%    1.38%
  Net Investment Income Without
    Waivers and Assumption of

      Expenses                             4.73%      5.11%      4.65%    5.21%    5.49%
---------------------------------------------------------------------------------------
Portfolio Turnover Rate                     135%        14%       134%     198%       7%
---------------------------------------------------------------------------------------

* Commencement of operation.

CHASE INCOME FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods for the past five years. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one unit of the Predecessor Fund for the periods prior to January 1, 1998 and one Premier share of the Fund for the period since conversion.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended December 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements, which include the financial information set forth below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                                                       Premier Shares

                                     --------------------------------------------------
                                              For the Years Ended December 31,

                                     --------------------------------------------------
                                         1998      1997      1996       1995     1994
PER SHARE OPERATING PERFORMANCE:

---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $  20.18   $  18.56   $ 18.21   $  15.39  $ 16.11

---------------------------------------------------------------------------------------
  Income from Investment Operations:

    Net Investment Income                 1.09       1.14      1.00       0.97     0.84
    Net Gains or Losses in Securities
     (both realized and unrealized)       0.77       0.48     (0.65)      1.85    (1.56)
---------------------------------------------------------------------------------------
  Total from Investment Operations        1.86       1.62      0.35       2.82    (0.72)
---------------------------------------------------------------------------------------
  Less Distributions:
    Dividends from Net Investment

     Income                               1.09         --        --         --       --
    Distributions from Capital Gains      0.48         --        --         --       --
---------------------------------------------------------------------------------------
  Total Distributions                     1.57         --        --         --       --
---------------------------------------------------------------------------------------
Net Asset Value, End of Period        $  20.47   $  20.18   $ 18.56   $  18.21  $ 15.39
---------------------------------------------------------------------------------------
Total Return                              9.47%      8.73%     1.91%     18.38%   (4.47)%
---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

---------------------------------------------------------------------------------------
Net Assets, End of Period

  (000 omitted)                       $ 60,068   $ 51,329   $53,614   $ 57,452  $52,235
---------------------------------------------------------------------------------------
Ratios to Average Net Assets:

  Expenses                                0.75%      0.75%     0.75%      0.75%    0.75%
  Net Investment Income                   5.28%      5.82%     5.58%      5.77%    5.43%
  Expenses Without Waivers and
    Assumption of Expenses                0.94%      1.14%     1.07%      1.08%    1.07%
  Net Investment Income Without Waivers
    and Assumption of Expenses            5.09%      5.43%     5.26%      5.44%    5.11%
---------------------------------------------------------------------------------------
Portfolio Turnover Rate                     54%        97%       72%        93%     239%
---------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

CHASE BALANCED FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods for the past five years. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one unit of the Predecessor Fund for the periods prior to January 1, 1998 and one Premier share of the Fund for the period since conversion.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended December 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements, which include the financial information set forth below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                                                       Premier Shares

                                     --------------------------------------------------
                                              For the Years Ended December 31,

                                     --------------------------------------------------
                                         1998      1997      1996       1995     1994
PER SHARE OPERATING PERFORMANCE:

---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $  29.26  $  23.66   $  21.25   $ 17.16  $ 17.56

---------------------------------------------------------------------------------------
  Income from Investment Operations:

    Net Investment Income                  0.73      0.74       0.63      0.57     0.46
    Net Gains or Losses in Securities
     (both realized and unrealized)        6.53      4.86       1.78      3.52    (0.86)
---------------------------------------------------------------------------------------
  Total from Investment Operations         7.26      5.60       2.41      4.09    (0.40)
---------------------------------------------------------------------------------------
  Less Distributions:
    Dividends from Net Investment

     Income                                0.73        --         --        --       --
    Distributions from Capital Gains       1.25        --         --        --       --
---------------------------------------------------------------------------------------
Total Distributions                        1.98        --         --        --       --
---------------------------------------------------------------------------------------
Net Asset Value, End of Period          $ 34.54   $ 29.26     $23.66    $21.25  $ 17.16
---------------------------------------------------------------------------------------
Total Return                              25.15%    23.67%     11.31%    23.83%   (2.27)%
---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

---------------------------------------------------------------------------------------

Net Assets, End of Period

  (000 omitted)                         $59,014   $36,359    $22,631   $21,471  $22,802
---------------------------------------------------------------------------------------
Ratios to Average Net Assets:

  Expenses                                 1.00%     1.00%      1.00%    1.00%     1.00%
  Net Investment Income                    2.32%     2.73%      2.82%    2.94%     2.69%
  Expenses Without Waivers
    and Assumption of Expenses             1.28%     1.28%      1.17%    1.17%     1.17%
  Net Investment Income Without
    Waivers and Assumption of

      Expenses                             2.04%     2.45%      2.65%    2.77%     2.52%
---------------------------------------------------------------------------------------
Portfolio Turnover Rate                      58%       64%        70%      98%      157%
---------------------------------------------------------------------------------------

CHASE EQUITY INCOME FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods for the past five years. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one unit of the Predecessor Fund for the periods prior to January 1, 1998 and one Premier share of the Fund for the period since conversion.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended December 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements, which include the financial information set forth below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                                                       Premier Shares

                                     --------------------------------------------------
                                              For the Years Ended December 31,

                                     --------------------------------------------------
                                         1998      1997      1996       1995     1994
PER SHARE OPERATING PERFORMANCE:

---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $  36.97   $  28.21   $  23.93   $ 17.90  $ 18.52

---------------------------------------------------------------------------------------
  Income from Investment Operations:

    Net Investment Income                 0.33       0.40       0.43      0.44     0.39
    Net Gains or Losses in Securities
     (both realized and unrealized)       9.32       8.36       3.85      5.59    (1.01)
---------------------------------------------------------------------------------------
Total from Investment Operations          9.65       8.76       4.28      6.03    (0.62)
---------------------------------------------------------------------------------------
  Less Distributions:
    Dividends from Net Investment

     Income                               0.34         --         --        --       --
    Distributions from Capital Gains      0.14         --         --        --       --
---------------------------------------------------------------------------------------
  Total Distributions                     0.48         --         --        --       --
---------------------------------------------------------------------------------------
Net Asset Value, End of Period        $  46.14   $  36.97   $  28.21   $ 23.93  $ 17.90
---------------------------------------------------------------------------------------
Total Return                             26.20%     31.50%     17.87%    33.72%   (3.37)%
---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

---------------------------------------------------------------------------------------
Net Assets, End of Period

  (000 omitted)                       $127,838   $ 75,243   $ 63,390   $54,985  $39,296
---------------------------------------------------------------------------------------
Ratios to Average Net Assets:

  Expenses                                1.00%      1.00%      1.00%     1.00%    1.00%
  Net Investment Income                   0.82%      1.67%      1.67%     2.10%    2.13%
  Expenses Without Waivers
    and Assumption of Expenses            1.10%      1.11%      1.07%     1.09%    1.12%
  Net Investment Income Without
    Waivers and Assumption of

      Expenses                            0.72%      1.56%      1.60%     2.01%    2.01%
---------------------------------------------------------------------------------------
Portfolio Turnover Rate                      3%        14%        24%       11%      42%
---------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

CHASE CORE EQUITY FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods for the past five years. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one unit of the Predecessor Fund for the periods prior to January 1, 1998 and one Premier share of the Fund for the period since conversion.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended December 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements, which include the financial information set forth below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                                                       Premier Shares

                                     --------------------------------------------------
                                              For the Years Ended December 31,

                                     --------------------------------------------------
                                         1998      1997      1996       1995     1994
PER SHARE OPERATING PERFORMANCE:

---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $  21.25   $  15.94   $  13.01  $ 10.36  $ 10.80

---------------------------------------------------------------------------------------
  Income from Investment Operations:

    Net Investment Income                  0.09       0.14       0.16     0.17     0.18
    Net Gains or Losses in Securities
     (both realized and unrealized)        6.44       5.17       2.77     2.48    (0.62)
---------------------------------------------------------------------------------------
  Total from Investment Operations         6.53       5.31       2.93     2.65    (0.44)
---------------------------------------------------------------------------------------
  Less Distributions:
    Dividends from Net Investment

     Income                                0.09         --         --       --       --
    Distributions from Capital Gains       1.17         --         --       --       --
---------------------------------------------------------------------------------------
  Total Distributions                      1.26         --         --       --       --
---------------------------------------------------------------------------------------
Net Asset Value, End of Period         $  26.52   $  21.25   $  15.94  $ 13.01  $ 10.36
---------------------------------------------------------------------------------------
Total Return                              30.95%     33.33%     22.54%   25.53%   (4.03)%
---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

---------------------------------------------------------------------------------------
Net Assets, End of Period

  (000 omitted)                        $ 88,536   $ 51,398   $ 28,584  $24,367  $21,035
---------------------------------------------------------------------------------------
Ratios to Average Net Assets:

  Expenses                                1.00%       1.00%      1.00%    1.00%    1.00%
  Net Investment Income                   0.39%       0.74%      1.10%    1.44%    1.68%
  Expenses Without Waivers
    and Assumption of Expenses            1.18%       1.20%      1.14%    1.17%    1.27%
  Net Investment Income Without
    Waivers and Assumption of Expenses    0.21%       0.54%      0.96%    1.27%    1.41%
---------------------------------------------------------------------------------------
Portfolio Turnover Rate                     32%         24%        29%     133%     129%
---------------------------------------------------------------------------------------

CHASE EQUITY GROWTH FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods for the past five years. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one unit of the Predecessor Fund for the periods prior to January 1, 1998 and one Premier share of the Fund for the period since conversion.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended December 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements, which include the financial information set forth below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                                                       Premier Shares

                                     --------------------------------------------------
                                              For the Years Ended December 31,

                                     --------------------------------------------------
                                         1998      1997      1996       1995     1994
PER SHARE OPERATING PERFORMANCE:

---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $  38.36   $  27.95   $  23.20   $  18.44 $ 18.61

---------------------------------------------------------------------------------------
  Income from Investment Operations:

    Net Investment Income                 0.03       0.07       0.10       0.17    0.20
    Net Gains or Losses in Securities
     (both realized and unrealized)      15.78      10.34       4.65       4.59   (0.37)
---------------------------------------------------------------------------------------
  Total from Investment Operations       15.81      10.41       4.75       4.76   (0.17)
---------------------------------------------------------------------------------------
  Less Distributions:
    Dividends from Net Investment

     Income                               0.03         --         --         --      --
    Distributions from Capital Gains      1.78         --         --         --      --
---------------------------------------------------------------------------------------
  Total Distributions                     1.81         --         --         --      --
---------------------------------------------------------------------------------------
Net Asset Value, End of Period        $  52.36   $  38.36   $  27.95      23.20 $ 18.44
---------------------------------------------------------------------------------------
Total Return                             41.38%     37.20%     20.52%     25.78%  (0.90)%
---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

---------------------------------------------------------------------------------------
Net Assets, End of Period

  (000 omitted)                       $178,956   $ 73,730   $ 57,328   $ 45,578 $36,683
---------------------------------------------------------------------------------------
Ratios to Average Net Assets:

  Expenses                                1.00%     1.00%      1.00%     1.00%     1.00%
  Net Investment Income                   0.05%     0.20%      0.41%     0.78%     1.07%
  Expenses Without Waivers
    and Assumption of Expenses            1.09%     1.11%      1.08%     1.10%     1.17%
  Net Investment Income Without
    Waivers and Assumption of Expenses   (0.04%)    0.09%      0.33%     0.68%     0.90%
---------------------------------------------------------------------------------------
Portfolio Turnover Rate                     35%       35%        62%       99%      116%
---------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

CHASE SMALL CAPITALIZATION FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods for the past five years. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one unit of the Predecessor Fund for the periods prior to January 1, 1998 and one Premier share of the Fund for the period since conversion.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended December 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements, which include the financial information set forth below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                                                       Premier Shares

                                     --------------------------------------------------
                                              For the Years Ended December 31,

                                     --------------------------------------------------
                                         1998      1997      1996       1995     1994
PER SHARE OPERATING PERFORMANCE:

---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $  21.78   $  17.55   $  13.41   $ 10.23  $ 10.89

---------------------------------------------------------------------------------------
  Income from Investment Operations:

    Net Investment Income               (0.01)       0.02       0.01      0.05     0.06
    Net Gains or Losses in Securities
     (both realized and unrealized)     (0.46)       4.21       4.13      3.13    (0.72)
---------------------------------------------------------------------------------------
  Total from Investment Operations      (0.47)       4.23       4.14      3.18    (0.66)
---------------------------------------------------------------------------------------
  Less Distributions:
    Dividends from Net Investment

     Income                                --          --         --        --       --
    Distributions from Capital Gains     0.71          --         --        --       --
    In Excess of Net Realized Gain
     on Investment                       0.64          --         --        --       --
---------------------------------------------------------------------------------------
  Total Distributions                    1.35          --         --        --       --
---------------------------------------------------------------------------------------
Net Asset Value, End of Period        $ 19.96     $ 21.78     $17.55    $13.41  $ 10.23
---------------------------------------------------------------------------------------
TOTAL RETURN                            (1.83)%     24.08%     30.88%    31.14%   (6.12)%
---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

---------------------------------------------------------------------------------------
Net Assets, End of Period

  (000 omitted)                       $64,742     $40,028    $20,750   $12,848  $ 9,267
---------------------------------------------------------------------------------------
Ratios to Average Net Assets:

  Expenses                               1.00%       1.00%      1.22%     1.35%    1.45%
  Net Investment Income                 (0.03)%      0.13%      0.04%     0.46%    0.55%
  Expenses Without Waivers
    and Assumption of Expenses           1.26%       1.40%      1.37%     1.50%    1.60%
  Net Investment Income Without
    Waivers and Assumption of

       Expenses                         (0.29)%     (0.27)%    (0.11)%    0.31%    0.40%
---------------------------------------------------------------------------------------
Portfolio Turnover Rate                    45%         43%        68%       89%     120%
---------------------------------------------------------------------------------------

WHAT THE TERMS MEAN


COLLATERALIZED MORTGAGE OBLIGATIONS: debt securities that are collateralized by a portfolio of mortgages or mortgage backed securities.

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DEPOSITARY RECEIPTS: instruments which are typically issued by financial institutions and which represent ownership of securities of foreign corporations. Depositary receipts are usually designed for use on U.S. and European securities exchanges.

DISTRIBUTION FEE: a fee that covers the cost of the distribution system used to sell shares to the public.

DOLLAR-WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the issuers of the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of the debt security in the Fund's portfolio, the more weight it gets in calculating this average.

DURATION: A mathematical calculation of the average life of a bond that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in interest rates. For example, if a bond has an average duration of 4 years, its price will move 4% when interest rates move 1%.

FUNDAMENTAL RESEARCH: method which concentrates on "fundamental" information about an issuer, such as its financial statements, history, management, etc.

GROWTH APPROACH: approach which focuses on identifying securities of companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.





MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MORTGAGE-RELATED SECURITIES: securities that directly or indirectly represent an interest in, or are secured by and paid from, mortgage loans secured by real property.

OTHER EXPENSES: miscellaneous items, including transfer agency, custody and registration fees.

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

STRIPPED OBLIGATIONS: debt securities which are separately traded interest-only or principal-only components of an underlying obligation.

TECHNICAL ANALYSIS: method which focuses on historical price trends in an attempt to predict future price movements.

VALUE APPROACH: approach which focuses on identifying securities that the adviser believes are undervalued by the market, as measured by certain financial formulas.

YIELD CURVE: measure showing relationship among yields of similar bonds with different maturities.

                        This page intentionally left blank

HOW TO REACH US

MORE INFORMATION

You'll find more information about the Funds in the following documents:


 ANNUAL AND SEMI-ANNUAL REPORTS


Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.


 STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information about the Funds and their policies. By law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-888-524-2730 or writing to:


 CHASE FUNDS SERVICE CENTER
 P.O. BOX 419392
 KANSAS CITY, MO 64141-6392


If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasefunds.com on the internet.

You can write the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.


PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON , DC  20549-6009.


1-800-SEC-0330

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No.
is 811-5526


 CHASE FUNDS
 FULFILLMENT CENTER
393 MANLEY STREET


WEST BRIDGEWATER, MA 02379-1039